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WILMER CUTLER PICKERING
 HALE AND DORR LLP




                                                     David C. Phelan
                                                     60 State Street
                                                     Boston, MA 02109
                                                     + 1 617 526 6372
                                                     + 1 617 526 5000 fax
                                                     david.phelan@wilmerhale.com

July 1, 2004



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

     Re:  Registration Statement on Form N-1A
          of Pioneer International Equity Fund (the "Fund")
          (File Nos. 333-09079)
          -------------------------------------------

Ladies and Gentlemen:

      On behalf of the above referenced investment company (the "Fund"), Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A (the "Amendment") is enclosed for filing under (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and Rule 8b-11 thereunder, (3) General Instructions B and C to Form N-1A and (4) Rule 101(a) of Regulation S-T. The persons specified in Section 6(a) of the 1933 Act have signed the Amendment on behalf of the Fund and, pursuant to Rule 302 of Regulation S-T, the Fund will retain a manually executed copy of the Amendment. The electronic copy of the Amendment contains conformed signatures.

      The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act and is intended to become effective on July 9, 2004. The Amendment is being filed for the purpose of adding a new class of shares, Class Y shares.

      The Class Y disclosure for the Fund is substantially similar to disclosure in all recent Class Y prospectuses for the Pioneer family of funds, such as Pioneer Short Term Bond Fund's Registration Statement, which was recently filed with the Securities and Exchange Commission (the "Commission") on April 13, 2004 and Pioneer International Value Fund's registration statement, filed with the Commission on May 17, 2004. The investment objective, risks, performance information and other fund specific disclosure is substantially similar to disclosure contained in the Fund's Class A, B, C shares prospectus. Accordingly, on behalf of the Fund, I request that the staff of the Securities and Exchange Commission apply selective review to the registration statement in accordance with Release 33-6510.



       BALTIMORE     BERLIN     BOSTON    BRUSSELS     LONDON     MUNICH
NEW YORK       NORTH VIRGINIA     OXFORD    PRINCETON     WALTHAM     WASHINGTON
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Securities and Exchange Commission
July 1, 2004
Page 2


      In accordance with Rule 461 of Regulation C under the 1933 Act, the
Fund and Pioneer Funds Distributor, Inc., the Fund's principal underwriter, intend to request under separate cover the acceleration of the effective date of the Amendment to July 9, 2004.

      If you have any questions or comments on the Amendment, please contact me at 617-526-6372.

                                                 Very truly yours,


                                                 /s/ David C. Phelan
                                                 David C. Phelan

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